Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following is a reconciliation of basic and diluted loss per Class A common share from continuing operations for the period December 6, 2021 through December 31, 2021 (in thousands, except per share data):

December 6, 2021 –
December 31,2021
Net loss attributable to Class A Common Stockholders for basic and diluted net loss per share	$(12,697)
Weighted-average shares for basic and diluted loss per share	214,794
Basic and Diluted loss per share of Class A Common Stock	$(0.06)

Schedule of Outstanding Common Stock Equivalents Excluded from Diluted Net Loss Per Share due to Anti-Dilutive Effect

The following outstanding potentially dilutive securities were excluded from the calculation of diluted earnings (loss) per Class A common share attributable to common stockholders because their impact would have been antidilutive for the period presented (in thousands):

December 6, 2021 –
December 31, 2021 –
OpCo units(1)	212,752
Employee equity units	4,954
Stock appreciation rights	5,014
Stock Options	5,461
Class G Common Stock	8,227
Common shares excluded from calculation of diluted net loss	236,408
(1)	These securities are neither dilutive or anti-dilutive for the period presented as their assumed conversion under the “if-converted” method to “Weighted-average shares for diluted loss per share” would cause a proportionate increase to “Net loss attributable to Class A Common Stockholders for diluted loss per share.”